Employee benefits - Summary of Information for Funded and Unfunded Plans for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 172.9	₨ 13,084.6	₨ 11,682.6
Fair value of plan assets	149.1	11,282.2	10,250.4
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	22.3	1,689.8	1,534.0
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation in excess of plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	150.9	11,419.8	9,837.0
Fair value of plan assets	144.3	10,916.0	9,612.3
Funded Plans [member] | Pension benefits [Member] | Defined benefit obligation less than plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	4.6	345.1	621.7
Fair value of plan assets	4.8	366.1	638.1
Unfunded plans [Member] | Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	17.4	1,319.7	1,223.9
Unfunded plans [Member] | Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 22.3	₨ 1,689.8	₨ 1,534.0